ACCRUED EXPENSES AND OTHER LIABILITIES (Components of Accrued Expenses and Other Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Payroll and related expenses	$ 158,185	$ 142,182
Accrued expenses	104,568	80,893
Government authorities	95,535	79,515
Discontinued operations		189
Other	15,620	6,571
Accrued expenses and other liabilities	$ 373,908	$ 309,350